Financial instruments - Disclosure of financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 99,115	$ 90,488
Financial liabilities	410	20
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	410
Financial liabilities, at fair value	410
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		20
Financial liabilities, at fair value		20
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	410	20
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	410
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		20
Measured at fair value | Level 1 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Level 2 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	410
Measured at fair value | Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		20
Measured at fair value | Level 3 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets		482
Financial assets, at fair value		482
Measured at fair value | Forward exchange contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Forward exchange contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		482
Measured at fair value | Forward exchange contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,044	110
Financial assets, at fair value	1,044	110
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,044	110
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets		96
Financial assets, at fair value		96
Measured at fair value | Bunker derivatives | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Bunker derivatives | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		96
Measured at fair value | Bunker derivatives | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Investments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	89,800	89,800
Financial assets, at fair value	89,800	89,800
Measured at fair value | Investments | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Investments | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Investments | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	89,800	89,800
Measured at fair value | Short-term investments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,271
Financial assets, at fair value	8,271
Measured at fair value | Short-term investments | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	8,271
Measured at fair value | Short-term investments | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Short-term investments | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	99,115	90,488
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets		482
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,044	110
Measured at fair value | Hedging instruments | Bunker derivatives
Disclosure of financial assets and liabilities [Line Items]
Financial assets		96
Measured at fair value | Hedging instruments | Investments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	89,800	89,800
Measured at fair value | Hedging instruments | Short-term investments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,271
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	601,424	493,957
Financial liabilities	5,625,293	5,693,422
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,955,764	3,187,820
Financial liabilities, at fair value	2,955,764	3,277,577
Not measured at fair value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	108,641	2,940
Financial liabilities, at fair value	108,641	2,940
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	203,619	203,287
Financial liabilities, at fair value	204,081	204,195
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,179,036	2,150,673
Financial liabilities, at fair value	2,179,036	2,175,537
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,601	5,049
Financial liabilities, at fair value	0	5,121
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	172,632	143,653
Financial liabilities, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,625,293	5,693,422
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,955,764	3,187,820
Not measured at fair value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	108,641	2,940
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	203,619	203,287
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,179,036	2,150,673
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,601	5,049
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	172,632	143,653
Not measured at fair value | Level 1 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	204,081	204,195
Not measured at fair value | Level 1 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,955,764	3,277,577
Not measured at fair value | Level 2 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	108,641	2,940
Not measured at fair value | Level 2 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	2,179,036	2,175,537
Not measured at fair value | Level 2 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	5,121
Not measured at fair value | Level 2 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	97,461	97,116
Financial assets, at fair value	97,461	97,116
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	97,461	97,116
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	352,389	250,312
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	151,574	146,529
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Financial assets at amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	601,424	493,957
Not measured at fair value | Financial assets at amortized cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	97,461	97,116
Not measured at fair value | Financial assets at amortized cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	352,389	250,312
Not measured at fair value | Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 151,574	$ 146,529